Employee compensation and benefits	12 Months Ended
Dec. 31, 2022
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits

5	Employee compensation and benefits

	2022	2021	2020
	$m	$m	$m
Employee compensation and benefits[1]	18,366	18,742	18,076
Capitalised wages and salaries	922	870	1,320
Gross employee compensation and benefits for the year ended 31 Dec	19,288	19,612	19,396

Consists of:
Wages and salaries	16,954	17,072	17,072
Social security costs	1,413	1,503	1,378
Post-employment benefits	921	1,037	946
Year ended 31 Dec	19,288	19,612	19,396
1 Employee compensation and benefits are presented net of software capitalisation costs in the income statement.

Average number of persons employed by HSBC during the year by global business[1]
	2022	2021	2020
Wealth and Personal Banking	135,676	138,026	144,615
Commercial Banking	48,004	44,992	45,631
Global Banking and Markets	48,597	48,179	49,055
Corporate Centre	365	359	411
Year ended 31 Dec	232,642	231,556	239,712
1 Average number of persons employed represents the number of persons with contracts of service with the Group.

Average number of persons employed by HSBC during the year by geographical region[1]
	2022	2021	2020
Europe	58,145	60,919	64,886
Asia	132,257	127,673	129,923
Middle East and North Africa	9,541	9,329	9,550
North America	12,242	13,845	15,430
Latin America	20,457	19,790	19,923
Year ended 31 Dec	232,642	231,556	239,712

Reconciliation of total incentive awards granted to income statement charge
	2022	2021	2020
	$m	$m	$m
Total incentive awards approved for the current year	3,359	3,495	2,659
Less: deferred bonuses awarded, expected to be recognised in future periods	(343)	(379)	(239)
Total incentives awarded and recognised in the current year	3,016	3,116	2,420
Add: current year charges for deferred bonuses from previous years	239	270	286
Other	(22)	4	2
Income statement charge for incentive awards	3,233	3,390	2,708
Share-based payments
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $400m was equity settled (2021: $467m; 2020: $434m), as follows:

	2022	2021	2020
	$m	$m	$m
Conditional share awards	402	479	411
Savings-related and other share award option plans	22	27	51
Year ended 31 Dec	424	506	462

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, long-term incentive (‘LTI’) awards delivered in shares) and Group Performance Share Plans (‘GPSP’)
An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
• Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are LTI awards, which are subject to performance conditions.
• Deferred share awards generally vest over a period of three, four, five or seven years.
• Vested shares may be subject to a retention requirement post-vesting.
• Awards are subject to malus and clawback provisions.

International Employee Share Purchase Plan (‘ShareMatch’)
The plan was first introduced in Hong Kong in 2013 and now includes employees based in 31 jurisdictions.
• Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
• Matching awards are added at a ratio of one free share for every three purchased. In mainland China, matching awards are settled in cash.
• Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Movement on HSBC share awards
	2022	2021
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	109,364	103,473
Additions during the year	90,190	75,549
Released in the year	(67,718)	(63,635)
Forfeited in the year	(5,590)	(6,023)
Conditional share awards outstanding at 31 Dec	126,246	109,364
Weighted average fair value of awards granted ($)	5.60	6.49

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
• From 2014, employees eligible for the UK plan could save up to £500 per month with the option to use the savings to acquire shares.
•These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•The exercise price is set at a 20% (2021: 20%) discount to the market value immediately preceding the date of invitation.

Calculation of fair values
The fair values of share options are calculated using a Black-Scholes model. The fair value of a share award is based on the share price at the date of the grant.

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2022	123,197	2.85
Granted during the year[2]	8,928	4.24
Exercised during the year[3]	(3,483)	3.49
Expired during the year	(9,047)	3.55
Forfeited during the year	(3,944)	2.79
Outstanding at 31 Dec 2022	115,651	2.89
– of which exercisable	4,029	4.11
Weighted average remaining contractual life (years)	2.26

Outstanding at 1 Jan 2021	130,953	2.97
Granted during the year[2]	15,410	3.15
Exercised during the year[3]	(3,878)	3.80
Expired during the year	(11,502)	3.53
Forfeited during the year	(7,786)	3.97
Outstanding at 31 Dec 2021	123,197	2.85
– of which exercisable	4,949	4.05
Weighted average remaining contractual life (years)	3.02
1    Weighted average exercise price.
2    The weighted average fair value of options granted during the year was $1.45 (2021: $0.85).
3    The weighted average share price at the date the options were exercised was $6.22 (2021: $5.87).
Post-employment benefit plans
The Group operates pension plans throughout the world for its employees. ‘Pension risk management processes’ on page 237 contains details of the policies and practices associated with these pension plans, some of which are defined benefit plans. The largest defined benefit plan is the HBUK section of the HSBC Bank (UK) Pension Scheme (‘the principal plan’), created as a result of the HSBC Bank (UK) Pension Scheme being fully sectionalised in 2018 to meet the requirements of the Banking Reform Act. For further details of how the trustee of the HSBC Bank (UK) Pension Scheme manages climate risk, see ’Managing risk for our stakeholders’ on page 64.
HSBC holds on its balance sheet the net surplus or deficit, which is the difference between the fair value of plan assets and the discounted value of scheme liabilities at the balance sheet date for each plan. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through potential future refunds from the schemes. In assessing whether a surplus is recoverable, HSBC has considered its current right to obtain a future refund or a reduction in future contributions together with the rights of third parties such as trustees.
The principal plan
The principal plan has a defined benefit section and a defined contribution section. The defined benefit section was closed to future benefit accrual in 2015, with defined benefits earned by employees at that date continuing to be linked to their salary while they remain employed by HSBC. The plan is overseen by an independent corporate trustee, who has a fiduciary responsibility for the operation of the plan. Its assets are held separately from the assets of the Group.
The investment strategy of the plan is to hold the majority of assets in bonds, with the remainder in a diverse range of investments. It also includes some interest rate swaps to reduce interest rate risk, inflation swaps to reduce inflation risk and longevity swaps to reduce the impact of longer life expectancy.
The principal plan is subject to the statutory funding objective requirements of the UK Pensions Act 2004, which requires that it be funded to at least the level of technical provisions (an actuarial estimate of the assets needed to provide for the benefits already built up under the plan). Where a funding valuation is carried out and identifies a deficit, the employer and trustee are required to agree to a deficit recovery plan.
The latest funding valuation of the plan at 31 December 2019 was carried out by Colin G Singer of Willis Towers Watson Limited, who is a Fellow of the UK Institute and Faculty of Actuaries, using the projected unit credit method. At that date, the market value of the plan’s assets was £31.1bn ($41.1bn) and this exceeded the value placed on its liabilities on an ongoing basis by £2.5bn ($3.3bn), giving a funding level of 109%. These figures include defined contribution assets amounting to £2.4bn ($3.2bn). The main differences between the assumptions used for assessing the defined benefit liabilities for this funding valuation and those used for IAS 19 are that an element of prudence is contained in the funding valuation assumptions for discount rate, inflation rate and life expectancy. The funding valuation is used to judge the amount of cash contributions the Group needs to put into the pension scheme. It will always be different to the IAS 19 accounting surplus, which is an accounting rule concerning employee benefits and shown on the balance sheet of our financial statements. The next funding valuation will be performed in 2023, with an effective date of 31 December 2022. The plan is estimated to remain in a comfortable surplus relative to the funding liabilities as at the end of 2022, based on assumptions consistent with those used to determine the funding liabilities for the 2019 valuation.
The actuary also assessed the value of the liabilities if the plan were to have been stopped and an insurance company asked to secure all future pension payments. This is generally larger than the amount needed on the ongoing basis described above because an insurance company would use more prudent assumption which allow for reserves and include an explicit allowance for the future administrative expenses of the plan. Under this approach, the amount of assets needed was estimated to be £33bn ($44bn) at 31 December 2019.
The trust deed gives the ability for HSBC UK to take a refund of surplus assets after the plan has been run down such that no further beneficiaries remain. In assessing whether a surplus is recoverable, HSBC UK has considered its right to obtain a future refund together with the rights of third parties such as trustees. On this basis, any net surplus in the HBUK section of the plan is recognised in HSBC UK’s financial statements and the Group’s financial statements,
Guaranteed minimum pension equalisationFollowing a judgment issued by the High Court of Justice of England and Wales in 2018, we estimated the financial effect of equalising benefits in respect of guaranteed minimum pension (‘GMP’) equalisation, and any potential conversion of GMPs into non-GMP benefits, to be an approximate 0.9% increase in the principal plan’s liabilities, or £187m ($239m). This was recognised in the income statement in 2018. A further judgment by the High Court on 20 November 2020 ruled that GMPs should also be equalised for those who had previously transferred benefits from the principal plan to another arrangement, with £13m ($17m) consequently being recognised in 2020. We continue to assess the impact of GMP equalisation. In 2022, the trustee and HSBC UK agreed to adopt a simplified approach for all members to implement GMP equalisation. This resulted in an increase to the liabilities of £5m ($6m) and has been recognised as a past service cost through profit and loss

Income statement charge
	2022	2021	2020
	$m	$m	$m
Defined benefit pension plans	42	243	146
Defined contribution pension plans	852	767	775
Pension plans	894	1,010	921
Defined benefit and contribution healthcare plans	27	27	25
Year ended 31 Dec	921	1,037	946

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	32,171	(25,693)	—	6,478
Defined benefit healthcare plans	96	(388)	—	(292)
At 31 Dec 2022	32,267	(26,081)	—	6,186
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,096)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				7,282

Defined benefit pension plans	51,431	(42,277)	(23)	9,131
Defined benefit healthcare plans	103	(572)	—	(469)
At 31 Dec 2021	51,534	(42,849)	(23)	8,662
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,607)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				10,269
HSBC HoldingsEmployee compensation and benefit expense in respect of HSBC Holdings’ employees in 2022 amounted to $41m (2021: $30m). The average number of persons employed during 2022 was 42 (2021: 54). A small number of employees are members of defined benefit pension plans. These employees are members of the HSBC Bank (UK) Pension Scheme. HSBC Holdings pays contributions to such plan for its own employees in accordance with the schedules of contributions determined by the trustees of the plan and recognises these contributions as an expense as they fall due.Defined benefit pension plans

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	41,384	10,047	(32,255)	(10,022)	—	(23)	9,129	2
Service cost	—	—	(30)	(170)	—	—	(30)	(170)
– current service cost	—	—	(12)	(161)	—	—	(12)	(161)
– past service cost and gains/(losses) from settlements	—	—	(18)	(9)	—	—	(18)	(9)
Net interest income/(cost) on the net defined benefit asset/(liability)	703	198	(546)	(202)	—	(1)	157	(5)
Remeasurement effects recognised in other comprehensive income	(11,505)	(2,181)	9,532	2,360	—	(3)	(1,973)	176
– return on plan assets (excluding interest income)	(11,505)	(2,181)	—	—	—	—	(11,505)	(2,181)
– actuarial gains/(losses) financial assumptions	—	—	10,543	2,383	—	—	10,543	2,383
– actuarial gains/(losses) demographic assumptions	—	—	(123)	24	—	—	(123)	24
– actuarial gains/(losses) experience adjustments	—	—	(888)	(47)	—	—	(888)	(47)
– other changes	—	—	—	—	—	(3)	—	(3)
Exchange differences	(4,288)	(180)	3,325	35	—	2	(963)	(143)
Benefits paid	(1,222)	(616)	1,222	686	—	—	—	70
Other movements[2]	49	(218)	(35)	407	—	25	14	214
At 31 Dec 2022	25,121	7,050	(18,787)	(6,906)	—	—	6,334	144

At 1 Jan 2021	42,505	10,485	(33,005)	(10,990)	—	(44)	9,500	(549)
Service cost	—	—	(55)	(276)	—	—	(55)	(276)
– current service cost	—	—	(14)	(206)	—	—	(14)	(206)
– past service cost and losses from settlements	—	—	(41)	(70)	—	—	(41)	(70)
Net interest income/(cost) on the net defined benefit asset/(liability)	613	172	(473)	(174)	—	(1)	140	(3)
Remeasurement effects recognised in other comprehensive income	(377)	7	(271)	471	—	22	(648)	500
– return on plan assets (excluding interest income)	(377)	7	—	—	—	—	(377)	7
– actuarial gains/(losses) financial assumptions	—	—	611	315	—	—	611	315
– actuarial gains/(losses) demographic assumptions	—	—	(447)	64	—	—	(447)	64
– actuarial gains/(losses) experience adjustments	—	—	(435)	92	—	—	(435)	92
– other changes	—	—	—	—	—	22	—	22
Exchange differences	(361)	(94)	283	138	—	—	(78)	44
Benefits paid	(1,396)	(645)	1,396	712	—	—	—	67
Other movements[2]	400	122	(130)	97	—	—	270	219
At 31 Dec 2021	41,384	10,047	(32,255)	(10,022)	—	(23)	9,129	2
1    For further details of the principal plan, see page 377.
2    Other movements include contributions by HSBC, contributions by employees, administrative costs and taxes paid by plan.
HSBC expects to make $129m of contributions to defined benefit pension plans during 2023, consisting of $13m for the principal plan and $116m for other plans. Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2023	2024	2025	2026	2027	2028-2032
	$m	$m	$m	$m	$m	$m
The principal plan[1,2]	1,234	1,275	1,317	1,359	1,403	7,737
Other plans[1]	433	439	445	428	452	2,231
1    The duration of the defined benefit obligation is 13.2 years for the principal plan under the disclosure assumptions adopted (2021: 17.3 years) and 10.2 years for all other plans combined (2021: 12.7 years).
2    For further details of the principal plan, see page 377.

Fair value of plan assets by asset classes
	31 Dec 2022				31 Dec 2021
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan[2]
Fair value of plan assets	25,121	13,915	11,206	510	41,384	36,270	5,114	1,037
– equities[3]	112	—	112	—	197	5	192	—
– bonds[4]	14,764	14,301	463	—	36,295	35,612	683	—
– derivatives	1,203	—	1,203	510	1,864	—	1,864	1,037
– property	842	—	842	—	1,094	—	1,094	—
– other[5]	8,200	(386)	8,586	—	1,934	653	1,281	—
Other plans
Fair value of plan assets	7,050	5,848	1,202	37	10,047	8,248	1,799	52
– equities	639	486	153	2	892	668	224	5
– bonds	4,986	4,537	449	4	7,080	6,490	590	5
– derivatives	4	(1)	5	—	7	(13)	20	—
– property	109	104	5	—	123	119	4	—
– other	1,312	722	590	31	1,945	984	961	42
1    The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 36.
2    For further details on the principal plan, see page 377.
3    Includes $112m (2021: $192m) in relation to private equities.
4    Principal plan bonds includes fixed income bonds of $5,285m (2021: $18,315m) and index-linked bonds of $9,479m (2021: $18,160m).
5 Other assets within the principal plan includes $8,586m (2021: $1,281m) of unquoted pooled investment vehicles, of which the majority of the underlying assets are invested in bonds.
Post-employment defined benefit plans’ principal actuarial financial assumptions
HSBC determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high-quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions for the principal plan[1]
	Discount rate	Inflation rate (RPI)	Inflation rate (CPI)	Rate of increase for pensions	Rate of pay increase
	%	%	%	%	%
UK
At 31 Dec 2022	4.93	3.39	2.84	3.27	3.34
At 31 Dec 2021	1.90	3.45	3.20	3.30	3.45
1    For further details on the principal plan, see page 377.

Mortality tables and average life expectancy at age 60 for the principal plan[1]
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
UK
At 31 Dec 2022	SAPS S3[2]	27.1	28.6	28.4	29.9
At 31 Dec 2021	SAPS S3	27.3	28.8	28.5	30.1
1    For further details of the principal plan, see page 377.
2    Self-administered pension scheme (‘SAPS’) S3 table, with different tables and multipliers adopted based on gender, pension amount and member status, reflecting the Scheme’s actual mortality experience. Improvements are projected in accordance with the Continuous Mortality Investigation’s CMI 2021 core projection model with an initial addition to improvement of 0.25% per annum, a long-term rate of improvement of 1.25% per annum, and a 5% weighting to 2020 and 2021 mortality experience reflecting updated long-term view on mortality improvements post-pandemic.

The effect of changes in key assumptions on the principal plan[1]
	Impact on HBUK section of the HSBC Bank (UK) Pension Scheme obligation[2]
	Financial impact of increase		Financial impact of decrease
	2022	2021	2022	2021
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(582)	(1,337)	612	1,425
Inflation rate (RPI and CPI) – increase/decrease of 0.25%	466	1,211	(446)	(980)
Pension payments and deferred pensions – increase/decrease of 0.25%	551	1,267	(519)	(1,177)
Pay – increase/decrease of 0.25%	10	20	(10)	(20)
Change in mortality – increase of 1 year	470	1,387	N/A	N/A
1    For further details of the principal plan, see page 377.
2 Sensitivities allow for HSBC UK’s convention of rounding pension assumptions during 2022 to the nearest 0.01% (2021: 0.05%). The degree of rounding has been increased to align with market practice.
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit asset recognised in the balance sheet. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the prior period.
Directors’ emoluments
Details of Directors’ emoluments, pensions and their interests are disclosed in the Directors’ remuneration report on page 308.